Commitments, liabilities and contingencies (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of contingent liabilities [abstract]
Summary Of Contingent Liabilities

Description	As at March 31,
	2023	2024	2024
	(INR)	(INR)	(USD)
Contingent liabilities on account of liquidated damages for delay in project commissioning for which no material liability is expected. Further, the management believes that any amount of liquidated damages to be levied by customer shall be entirely reimbursable from capital vendors of respective projects.	1,544	484	6
Contingent liabilities on account of transmission penalties for inability to execute or delays in execution of projects	1,259	1,283	15
VAT, GST, service tax, entry tax matters#	52	—	—
Income tax disallowances / demands under litigation	166	190	2
Others^	429	759	9

# The Group is contesting demands of direct and indirect taxes and the management, including its tax advisors, believe that its positions will likely be upheld in the appellate process. No tax expense has been accrued in the financial statements for the demands raised.

^includes disputes related to land, water tax on Electricity Generation Act, 2012 and Forecasting, Scheduling, Deviation Settlement Mechanism , third party claims and related matters of wind and solar generating stations Regulations, 2018 (DSM Regulations, 2018) etc.